BALANCE SHEET INFORMATION - Schedule of Other Long Term Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Offsetting [Abstract]
Capitalized Contract Cost, Net, Noncurrent	$ 14,880	$ 15,349	$ 11,483	$ 6,261
Deferred Costs, Noncurrent	2,664	1,923	1,690	1,779
Contract with Customer, Asset, after Allowance for Credit Loss, Noncurrent	1,357	1,477	1,247	699
Deferred Income Taxes and Other Assets, Noncurrent	759	734	1,054	866
Other Assets, Miscellaneous, Noncurrent	424	257	372	320
Other Assets, Noncurrent	$ 20,084	$ 19,740	$ 15,846	$ 9,925